SHORT-TERM AND LONG-TERM DEBT (Details) $ / shares in Units, NOK in Millions	1 Months Ended																			3 Months Ended		6 Months Ended			12 Months Ended
	Nov. 30, 2015 USD ($) carriers subsidiaries	Jul. 31, 2015 USD ($) carriers subsidiaries	Jun. 30, 2015 containership vessel subsidiaries	Dec. 31, 2014 subsidiaries	Nov. 30, 2014 USD ($) containership subsidiaries	Sep. 30, 2014 USD ($) subsidiaries	Aug. 31, 2014 USD ($) vessel subsidiaries	Jun. 30, 2014 vessel subsidiaries	Mar. 31, 2014	Jan. 31, 2013 USD ($) $ / shares Rate	Nov. 30, 2012 USD ($) vessel subsidiaries	Oct. 31, 2012	May 31, 2011 USD ($) vessel subsidiaries	Mar. 31, 2011 USD ($) vessel subsidiaries	Feb. 28, 2011 USD ($)	Nov. 30, 2010 USD ($) vessel subsidiaries	Mar. 31, 2010 USD ($)	Feb. 28, 2010 USD ($)	Mar. 31, 2008 USD ($) vessel subsidiaries	Jun. 30, 2015 NOK containership	Mar. 31, 2014 shares	Jun. 30, 2016 NOK vessels carriers vessel Rate	Jun. 30, 2016 USD ($)	Jun. 30, 2015 USD ($) containership	Dec. 31, 2015 NOK vessels carriers vessel Rate	Dec. 31, 2015 USD ($)	Dec. 31, 2013 USD ($)	Jun. 30, 2016 USD ($) vessels carriers vessel $ / shares Rate	Feb. 29, 2016 vessel	Dec. 31, 2015 USD ($) vessels carriers vessel Rate	Mar. 19, 2014 NOK Rate	Oct. 19, 2012 NOK Rate	Feb. 10, 2011 USD ($) $ / shares Rate
Debt Instrument [Line Items]
Debt, Long-term and Short-term, Combined Amount																												$ 1,643,997,000		$ 1,666,476,000
Deferred Finance Costs, Noncurrent, Net																												(26,795,000)		(32,271,000)
Long-term debt																												1,643,997,000
Less : current portion of long-term debt																												(96,881,000)		(208,031,000)
Total long-term debt, non-current portion																												1,520,321,000		$ 1,426,174,000
Long-term Debt, by Maturity [Abstract]
2014																												48,451,000
2015																												195,302,000
2016																												537,385,000
2017																												272,060,000
2018																												172,060,000
Thereafter																												418,739,000
Long-term debt																												$ 1,643,997,000
Weighted average interest rate (in hundredths) | Rate																						3.998%			4.22%			3.998%		4.22%
Three month dollar LIBOR rate (in hundredths) | Rate																						0.6541%			0.6127%			0.6541%		0.6127%
Three month Norwegian kroner NIBOR rate (in hundredths) | Rate																						1.01%			1.13%			1.01%		1.13%
Equity component of convertible bond issuance, net																							$ 0	$ 0		$ 0
Number of offshore supply vessels | vessels																						5						5
Assets accounted for as direct financing leases and leased to related parties | vessels																						15			16			15		16
US$ 49 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																			$ 49,000,000									$ 0		$ 8,000,000
Term of Loan																			10 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																			2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																			2
Amount available to draw																												20,000,000
US$ 43 million secured term loan facility (February 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																		$ 42,600,000										24,900,000		26,300,000
Term of Loan																		5 years
US$ 43 million secured term loan facility (March 2010) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																	$ 42,600,000											24,900,000		26,300,000
Term of Loan																	5 years
US$ 54 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																$ 53,700,000												32,200,000		34,100,000
Term of Loan																8 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries																2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel																2
US$ 95 million secured term loan and revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount															$ 95,000,000													22,500,000		22,500,000
Term of Loan															7 years
Amount available to draw																												0
US$ 75 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount														$ 75,400,000														47,800,000		50,800,000
Term of Loan														8 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries														3
Number of new vessels acquired that were partly funded by secured term loan facility | vessel														3
US$ 171 million secured term loan facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount													$ 171,000,000															116,100,000		122,200,000
Term of Loan													10 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries													8
Number of new vessels acquired that were partly funded by secured term loan facility | vessel													7
US Dollar 53.2 Million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount											$ 53,200,000																	37,700,000		39,900,000
Term of Loan											5 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries											2
Number of new vessels acquired that were partly funded by secured term loan facility | vessel											2
US Dollar 45 million Secured Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt																												36,000,000		36,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												36,000,000		36,000,000
Debt Instrument, Face Amount																												45,000,000
Term of Loan								5 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries								7
Number of new vessels acquired that were partly funded by secured term loan facility | vessel								7
Book value of assets pledged under ship mortgages																												2,159,000,000		2,087,000,000
US dollar 250 million secured revolving credit facility [Member]
Debt Instrument [Line Items]
Long-term debt																												80,000,000		73,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												80,000,000		73,500,000
Debt Instrument, Face Amount																												250,000,000
Term of Loan			3 years
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries			17
Number of new vessels acquired that were partly funded by secured term loan facility | vessel			17
Amount available to draw																												$ 135,600,000
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Long-term Debt, by Maturity [Abstract]
Stated interest rate | Rate										3.25%
Debt Instrument Convertible Bond Period										10 days
Debt Instrument, Face Amount										$ 350,000,000
Conversion price (in dollars per share) | $ / shares										$ 21.945																		$ 15.3109
Premium of conversion price to share price | Rate										33.00%
Common shares loaned to affiliate | shares																					6,060,606
Related party share loan fee										$ 1,000,000
Equity component of convertible bond issuance, net																											$ 20,700,000
Amortization of deferred charges																							$ 2,100,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member]
Debt Instrument [Line Items]
Long-term debt																												$ 0		117,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												0		117,500,000
Stated interest rate | Rate																																	3.75%
Debt Instrument Convertible Bond Period															10 days
Debt Instrument, Face Amount																																	$ 125,000,000
Conversion price (in dollars per share) | $ / shares																																	$ 27.05
Premium of conversion price to share price | Rate																																	35.00%
NOK 600 million senior unsecured floating rate bonds due 2017 [Member]
Debt Instrument [Line Items]
Long-term debt																												67,368,000		63,681,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												67,368,000		63,681,000
Debt Instrument, Face Amount | NOK																						NOK 565.0			NOK 565.0							NOK 600.0
Amount of debt repurchased | NOK																									43.0
Proceeds from resale of debt previous purchased | NOK																				NOK 8.0
Notice of redemption (in days)												30 days
Redemption price of debt (in hundredths) | Rate																																100.50%
NOK 600 Million Senior Unsecured Floating Rate Bonds Due 2017 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																												67,400,000		63,700,000
Senior Unsecured Convertible Bonds Due 2018 [Member]
Debt Instrument [Line Items]
Long-term debt																												350,000,000		350,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												350,000,000		350,000,000
NOK 900 million senior unsecured floating rate bonds due 2019 [Member]
Debt Instrument [Line Items]
Long-term debt																												90,380,000		85,434,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												90,380,000		85,434,000
Debt Instrument, Face Amount | NOK																						758.0			NOK 758.0						NOK 900.0
Amount of debt repurchased | NOK																						NOK 142.0
Notice of redemption (in days)									30 days
Redemption price of debt (in hundredths) | Rate																															100.50%
NOK 900 million senior unsecured floating rate bonds due 2019 (USD) [Member]
Long-term Debt, by Maturity [Abstract]
Debt Instrument, Face Amount																												90,400,000		85,400,000
USD denominated floating rate debt (libor plus margin) due through 2026 [Member]
Debt Instrument [Line Items]
Long-term debt																												1,136,249,000		1,049,861,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												1,136,249,000		1,049,861,000
Floating Rate Debt [Member] | US Dollar 45 million Secured Term Loan Facility [Member]
Long-term Debt, by Maturity [Abstract]
Line of Credit Facility, Remaining Borrowing Capacity																												9,000,000
Floating Rate Debt [Member] | US dollar 101 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																												71,700,000		87,800,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												71,700,000		87,800,000
Debt Instrument, Face Amount							$ 101,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries							6
Number of offshore supply vessels | vessel							6
Debt Instrument, Term							5 years
Floating Rate Debt [Member] | US dollar 20 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																												20,000,000		20,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												20,000,000		20,000,000
Debt Instrument, Face Amount						$ 20,000,000
Number of container vessels | containership			2																	2				2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries						2
Debt Instrument, Term						5 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (September 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																												113,700,000		117,900,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												113,700,000		117,900,000
Debt Instrument, Face Amount						$ 127,500,000
Number of container vessels | containership			2																	2				2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries						2
Debt Instrument, Term						7 years
Floating Rate Debt [Member] | US dollar 128 million secured term loan facility (November 2014) [Member]
Debt Instrument [Line Items]
Long-term debt																												116,900,000		121,100,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												116,900,000		121,100,000
Debt Instrument, Face Amount					$ 127,500,000
Number of container vessels | containership					2
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries				2	2
Debt Instrument, Term				8 years	7 years
Floating Rate Debt [Member] | US dollar 39 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																												32,800,000		34,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												$ 32,800,000		34,000,000
Debt Instrument, Face Amount																														$ 39,000,000
Number of drybulk carriers | carriers																									2					2
Floating Rate Debt [Member] | US dollar 250 million secured revolving credit facility [Member]
Long-term Debt, by Maturity [Abstract]
Number Of Vessels Sold | carriers																						3						3
Floating Rate Debt [Member] | US dollar 166 million secured term loan facility [Member]
Debt Instrument [Line Items]
Long-term debt																												$ 152,600,000		$ 159,500,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												152,600,000		159,500,000
Debt Instrument, Face Amount		$ 166,400,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries		8
Number of vessels against which loan was secured | carriers		8
Debt Instrument, Term		7 years
Floating Rate Debt [Member] | US dollar 210 million secured term loan facility (Maersk) [Member]
Debt Instrument [Line Items]
Long-term debt																												206,700,000		70,000,000
Long-term Debt, by Maturity [Abstract]
Long-term debt																												$ 206,700,000		$ 70,000,000
Debt Instrument, Face Amount	$ 210,000,000
Number of wholly-owned subsidiaries of the Company that entered into secured term loan facility agreement | subsidiaries	3
Number of vessels against which loan was secured | carriers	3
Debt Instrument, Term	5 years
Deep Sea [Member]
Long-term Debt, by Maturity [Abstract]
Assets accounted for as direct financing leases and leased to related parties | vessel																						1			1			1	1	1